UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21927

Fallen Angels Family of Funds

(Exact Name of Registrant as Specified in Charter)

P.O. Box 675203

14249 Rancho Santa Fe Farms Road

Rancho Santa Fe, CA 92067

(Address of Principal Executive Offices)(Zip Code)

Gabriel B. Wisdom

P.O. Box 675203

14249 Rancho Santa Fe Farms Road

Rancho Santa Fe, CA 92067

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser

Thompson Hine LLP

312 Walnut Street, 14th floor

Cincinnati, Ohio 45202

Registrant’s Telephone Number, including Area Code:  858-755-0909

Date of fiscal year end: July 31

Date of reporting period: April 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

FALLEN ANGELS FAMILY OF FUNDS
THE FALLEN ANGELS VALUE FUND
Schedule of Investments
April 30, 2007 (Unaudited)

Shares		Value
COMMON STOCKS - 80.57%

Agricultural Production-Crops - 0.75%
10,000	Chiquita Brands International, Inc.*	$ 148,300

Closed-End Fund - Foreign - 0.60%
3,000	India Fund, Inc.	119,490

Cement, Hydraulic - 0.66%
4,000	Cemex SA DE CV	130,000

Computer Communications Equipment - 1.62%
12,000	Cisco Systems, Inc. *	320,880

Computer & Office Equipment - 1.03%
2,000	International Business Machines Corp.	204,420

Concrete, Gypsum & Plaster Products - 2.79%
4,000	Florida Rock Industries, Inc.	276,480
6,000	USG Corp. *	276,900
		553,380
Construction Machinery & Equipment - 2.20%
6,000	Caterpillar, Inc.	435,720

Crude Petroleum & Natural Gas - 4.91%
6,000	Anadarko Petroleum Corp.	279,960
8,500	Chesapeake Energy Corp.	286,875
3,000	Newfield Exploration Co. *	131,250
9,150	Penn West Energy Trust	274,043
		972,128
Drawing & Insulating of Nonferrous Wire - 1.80%
15,000	Corning, Inc. *	355,800

Drilling Oil & Gas Wells - 1.53%
6,000	Nabors Industries, Ltd. *	192,720
8,000	Pioneer Drilling Co. *	109,680
		302,400
Electronic Computers - 1.53%
12,000	Dell, Inc. *	302,520

Electronic & Other Electrical Equipment - 1.68%
9,000	General Electric Co.	331,740

Engines & Turbines - 0.90%
6,000	Briggs & Stratton Corp.	178,020

Fire, Marine & Casualty Insurance - 2.12%
6,000	American International Group, Inc.	419,460

Food and Kindred Products - 0.66%
8,000	Sara Lee Corp.	131,280

Hospital & Medical Service Plans - 3.47%
7,000	UnitedHealth Group, Inc.	371,420
4,000	Wellpoint, Inc. *	315,880
		687,300
Insurance Agents, Broker & Service - 1.53%
3,000	Hartford Financial Services Group, Inc.	303,600

Life Insurance - 1.46%
8,000	Manulife Financial Corp.	288,880

Men's & Boy's Furnishings, Work Clothing & Allied Garmets - 0.60%
9,000	Quicksilver, Inc. *	119,700

Metal Mining - 3.08%
7,000	BHP Billiton, Ltd.	341,880
4,000	Freeport McMoran Copper, Inc.	268,640
		610,520
Metal Working Machinery & Equipment - 1.83%
4,000	Black & Decker Corp.	362,880

Motor Vehicles & Passenger Car Bodies - 3.17%
5,000	Honda Motor Co, Ltd.	172,150
5,000	Tata Motors LTD/FI	91,400
3,000	Toyota Motor Corp.	364,260
		627,810
National Commercial Banks - 3.34%
6,500	Citigroup, Inc.	348,530
6,000	JP Morgan Chase & Co.	312,600
		661,130
Insurance Agents, Brokers & Service - 1.12%
10,000	Allianz SE	222,200

Oil & Gas Field Services - 1.28%
8,000	Halliburton Co.	254,160

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 2.17%
6,000	Armor Holdings, Inc. *	429,000

Petroleum Refining - 2.10%
6,000	Conocophillips	416,100

Pharmaceutical Preparations - 6.42%
15,000	Angiotech Pharm, Inc.*	81,750
7,000	Johnson & Johnson	449,540
3,000	Merck & Co, Inc.	154,320
10,000	Pfizer, Inc.	264,600
7,000	Sanofi-Aventis	321,020
		1,271,230
Plastic Mail, Synth Resin/Rubber, Cellulos - 0.56%
10,000	Chemtura Corp.	110,300

Retail-Apparel & Accessory Stores - 0.82%
2,000	Abercrombie & Fitch Co.	163,320

Retail-Drug Stores and Proprietary Stores - 2.79%
8,000	CVS Corp.	289,920
6,000	Walgreen Co.	263,400
		553,320
Retail-Lumber & Other Building Materials Dealers - 2.15%
8,000	Home Depot, Inc.	302,960
4,000	Lowe's Companies, Inc.	122,240
		425,200
Retail-Variety Stores - 2.84%
3,000	Target Corp.	178,110
8,000	Wal-mart Stores, Inc.	383,360
		561,470
Search, Detection, Navagation - 0.34%
5,000	La Barge, Inc.*	67,050

Security & Commodity Brokers, Dealers, Exchanges & Services - 0.43%
1,000	NYSE Group, Inc. *	84,330

Security Brokers, Dealers & Flotation Companies - 1.14%
3,000	Lehman Brothers Holdings, Inc.	225,840

Semiconductors & Related Devices - 1.63%
15,000	Intel Corp.	322,500

Services-General Medical & Surgical Hospitals - 0.70%
13,000	Health Management Associates, Inc. *	138,970

Services-Mailing, Reproduction, Commercial Art & Photography - 1.31%
5,000	Getty Images, Inc. *	260,000

Services-Prepackaged Software - 1.90%
20,000	Oracle Systems *	376,000

Surgical & Medical Instruments & Apparatus - 3.08%
4,000	3M Co.	331,080
18,000	Boston Scientific Corp. *	277,920
		609,000
State Commercial Banks - 0.68%
8,000	Popular, Inc.	134,480

Telephone Communications - 1.17%
6,000	AT&T Corp.	232,320

Trucking & Courier Services - 1.07%
3,000	United Parcel Service, Inc.	211,290

Wholesale-Electrical Apparatus & Equipment, Wiring Supplies - 1.61%
5,000	Wesco International, Inc. *	315,850

TOTAL FOR COMMON STOCKS (Cost $15,464,466) - 80.57%		15,951,288

SHORT TERM INVESTMENTS - 19.43%
3,579,966	Fidelity Money Market Portfolio Class Select 5.18%** (Cost $3,579,966)	3,579,966
203,615	Fidelity Governmental Fund 57 5.14%** (Cost $203,615)	203,615
13,719	First Amer Prime Obligation Fund Class Y 4.91%** (Cost $13,719)	13,719
39,221	First American Government Obligation Fund Class Y 4.87% ** (Cost $39,221)	39,221
11,218	First American Treasury Obligation Fund Class Y 4.83% ** (Cost $11,218)	11,218
TOTAL FOR SHORT TERM INVESTMENTS (Cost $3,847,739)		3,847,739

TOTAL INVESTMENTS (Cost $19,312,205) - 100.00%		19,799,027

OTHER ASSETS LESS LIABILITIES - 0.00%		362

NET ASSETS - 100.00%		$ 19,799,389

* Non-income producing during the period.
** Variable rate security; the coupon rate shown represents the yield at April 30, 2007.

FALLEN ANGELS FAMILY OF FUNDS
THE FALLEN ANGELS VALUE FUND
Notes to Financial Statements
April 30, 2007 (Unaudited)

1. SECURITY TRANSACTIONS

At April 30, 2007, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $19,312,205 amounted to $486,821, which consisted of aggregate gross unrealized appreciation of  $914,072 and aggregate gross unrealized depreciation of $427,251.

FALLEN ANGELS FAMILY OF FUNDS
THE FALLEN ANGELS INCOME FUND
Schedule of Investments
April 30, 2007 (Unaudited)

Shares		Value
CLOSED END MUTUAL FUNDS - 18.69%
9,700	Advent Claymore Convertible Securities & Income Fund	270,436
2,500	BlackRock Diversified Income Strategies Portfolio, Inc.	50,850
11,500	BlackRock World Investment Trust	199,985
10,000	Cohen & Steers Premium Income Realty Fund, Inc.	254,500
4,000	Cohen & Steers REIT & Preferred Income Fund, Inc.	120,760
5,000	Clough Global Opportunity Fund	87,400
10,000	Eaton Vance Tax Managed Buy-Write Opportunities Fund	203,200
8,000	Evergreen Utilities & High Income Fund	228,000
2,500	Fiduciary/Claymore Dynamic Equity Fund	49,050
6,400	First Trust/Aberdeen Emerging Opportunity Fund	124,288
7,000	Flaherty & Crumrine/Claymore Preferred Securities Income Fund Inc.	154,350
25,000	High Yield Plus Fund, Inc.	93,000
6,000	India Fund, Inc.	238,980
7,000	Neuberger Berman Income Opportunity Fund Inc.	123,900
16,000	Nicholas-Applegate Convertible & Income Fund II	253,920
18,000	Nuveen Preferred Convertible Income Fund 2	250,920
7,200	Pioneer High Income Trust	129,960
20,000	Zweig Fund Inc.	118,000
		2,951,499
EQUITY SECURITIES - 12.90%
22,000	Canetic Resources Trust	294,800
11,000	Enerplus Resources Fund	478,500
14,500	Harvest Energy Trust	402,520
20,000	Pengrowth Energy Trust	345,400
16,000	Penn West Energy Trust	479,200
28,000	Provident Energy Trust	329,840
25,000	Sea Container, Ltd.*	35,750
		2,366,010
PREFERRED SECURITIES - 66.59%
10,000	Arch Cap Group, Ltd. Preferred Series A 8.000%	266,500
8,000	ASBC Capital Trust I Preferred Plus Trust 7.625%	202,240
5,000	BAC Capital Trust III 7.000%	125,300
10,000	Biomed Realty Trust, Inc.	253,900
12,000	Colonial Cap Trust 8.32%	302,640
12,000	Converium Fin S A. Senior Notes 8.250%	308,280
4,800	Everest RE Capital Trust 7.850%	120,816
4,500	Financial Security Assurance Holding 6.875%	113,625
7,000	Ford Motor Credit Co. 7.375%	151,550
7,000	Ford Motor Co. Capital Trust II	250,600
3,000	Freeport McMoran Copper & Gold, Inc.	325,620
8,000	General Electric Capital Corp.	201,600
12,400	General Motors Corp. 7.375%	243,660
4,000	General Motors Corp. Senior Notes	78,440
14,300	General Motors Corp. 7.500%	290,290
10,000	Hospitality Property Trust 7.000%	247,000
4,500	HRPT Properties 8.750%	113,580
9,000	JC Penney Corts Trust 7.625%	231,030
8,800	Lehman ABS Corp Backed Trust CRTS Ford 7.550%	165,352
1,200	Lehman ABS Corp Altria Deb Backed 6.250%	29,508
10,200	Merrill Lynch Depositor 8.375% PreferredPlus	256,326
9,200	Merrill Lynch Depositor 8.750% PreferredPlus	234,324
1,200	Merrill Lynch Depositor 7.625% PreferredPlus	30,948
6,600	MS Structured Saturn Series 7.875% A	165,858
4,000	MS Structured Saturns Hertz Deb 7.000%	97,840
3,000	MS Structured Saturns Ford 8.125%	59,070
2,300	MS Structured Saturns 8.250%	58,995
5,000	Morgan Stanley Capital Trust III 6.250%	124,050
9,000	MS Structured Saturn DPL	225,720
3,500	MS Structured Asset Saturns Dow	87,500
9,900	MSDW Saturn 8 A	248,688
5,000	Odyssey Re Holdings Corp. 7.424%	131,250
15,000	ONB Capital Trust II 8.000%	376,200
8,000	Phoenix Cos, Inc. 7.450%	200,560
12,000	Primewest Energy Trust	243,720
7,500	Preferred Plus Trust	188,925
9,000	Preferredplus UPC 1	226,980
10,000	Primus Guaranty Ltd. 7.360%	250,000
10,000	Ramco-Gershenson Properties Trust	253,700
14,000	Stilwell Financial,Inc. 7.875%	350,700
2,300	Structured Products Bkd Corts 6.875%	58,006
8,000	Structured Products Corts III Sherwin 7.250%	200,880
4,000	Structured Products 775 Corts Aon Cap Corp.	102,600
10,000	Structured Products 67 Corts A Sunameric	252,500
2,000	Structured Products Corts AFC Cap 7.750%	50,040
14,000	Structured Products 74 PCT Ford DEB	245,840
10,000	Structured Products 680 Bristol Myers	252,600
5,000	Telephone & Data Systems, Inc. 7.600%	124,900
5,000	United Dominion Realty Trust, Inc. 8.600%	126,600
1,500	Unumprovident Preferred Plus Trust 7.500%	37,875
9,400	US Cellular Corp. 7.500%	236,222
15,600	Verizon New England, Inc.	390,000
5,700	Xerox Cap Corts 8.000%	147,630
5,000	XL Cap, Ltd. 7.625%	126,850
		10,185,428

SHORT TERM INVESTMENTS - 0.79%
81,306	Fidelity Money Market Portfolio Class Select 5.18%** (Cost $81,306)	$ 81,306
43,646	Fidelity Governmental Fund 57 5.14%** (Cost $43,646)	43,646
TOTAL FOR SHORT TERM INVESTMENTS (Cost $124,952)		124,952

TOTAL INVESTMENTS (Cost $15,662,261) - 98.97%		15,627,889

OTHER ASSETS LESS LIABILITIES - 1.03%		162,120

NET ASSETS - 100.00%		$ 15,790,009

* Non-Income producing during the period.
** Variable rate security; the coupon rate shown represents the yield at April 30, 2007.

FALLEN ANGELS FAMILY OF FUNDS
THE FALLEN ANGELS INCOME FUND
Notes to Financial Statements
April 30, 2007 (Unaudited)

1. SECURITY TRANSACTIONS

At April 30, 2007, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $15,662,261 amounted to $34,372, which consisted of aggregate gross unrealized appreciation of  $147,128 and aggregate gross unrealized depreciation of $181,500.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fallen Angels Family of Funds

By /s/Gabriel B. Wisdom

     Gabriel B. Wisdom

     President

Date January 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Michael Moore

     Michael Moore

     Treasurer

Date January 29, 2008